Premises and Equipment (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Capitalized leases, principally related to data processing equipment	¥ 31,458	¥ 26,871
Accumulated depreciation on capitalized leases	17,298	14,750
Long-term debt	27,069,556	26,131,527
Impairment losses for long-lived assets	39,358	5,964	¥ 7,016
Impairment losses recognized for real estate held for sale	213	901	¥ 541
BK [Member]
Property, Plant and Equipment [Line Items]
Impairment losses for long-lived assets	34,016
BK [Member] | Buildings and Land [Member] | Obligations under Sale-and-leaseback Transactions [Member]
Property, Plant and Equipment [Line Items]
Long-term debt	¥ 41,892	¥ 43,031